Ropes & Gray LLP

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WRITER’S DIRECT DIAL NUMBER:  (202) 508-4667

October 24, 2011

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC  20549

Re:                               PNC Funds (File Nos. 033-00488 and 811-04416)

Ladies and Gentlemen:

On behalf of PNC Funds and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for electronic submission via EDGAR are exhibits containing an XBRL interactive data file relating to the supplements filed with the Securities and Exchange Commission pursuant to Rule 497(e) on September 28, 2011 to the PNC Equity Funds A & C Shares Prospectus and PNC Equity Funds Institutional Shares Prospectus for each of the PNC International Equity Fund, PNC Large Cap Core Equity Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC S&P 500 Index Fund, and PNC Small Cap Fund, each dated September 30, 2011; and to the PNC Fixed Income Funds A & C Shares Prospectus and PNC Fixed Income Funds Institutional Shares Prospectus for each of the PNC Government Mortgage Fund, PNC Intermediate Bond Fund, and PNC Ultra Short Bond Fund, each dated September 30, 2011.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

No fees are required in connection with this filing.  Please direct any questions you may have with respect to this filing to me at (202) 508-4667 or my colleague Marian G. Fowler at (202) 508-4858.

Very truly yours,

/s/ Alyssa Albertelli
Alyssa Albertelli